TDAM Municipal Portfolio (Second Prospectus Summary) | TDAM Municipal Portfolio

TDAM Municipal Portfolio

Investment Objective

The TDAM Municipal Portfolio (the “Municipal Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Class A
Management Fees	0.10%
Distribution (12b-1) Fees	0.53%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.14%
Total Other Expenses	0.39%
Total Annual Portfolio Operating Expenses	1.02%

Example

This Example is intended to help you compare the cost of investing in the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
| | Class A | USD ($)	104	325	563	1,248

Investment Strategies

The Municipal Portfolio is a money market fund. The Municipal Portfolio invests in high quality money market securities that TDAM USA Inc., the Municipal Portfolio’s investment manager (the “Investment Manager” or “TDAM”), believes present minimal credit risk. To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Municipal Portfolio invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Municipal Portfolio normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax (“AMT”). The municipal securities in which the Municipal Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Principal Risks

Interest Rate Risk  — The income from the Municipal Portfolio will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuation as a result of changes in interest rates. There may be a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk  — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk  — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Municipal Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk  — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Tax Risk  — The Municipal Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the investment manager nor the Municipal Portfolio guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to Municipal Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk  — The Municipal Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Redemption Risk  — The Portfolio may experience heavy redemptions that could cause the Portfolio to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Regulatory Reform Risk  — Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the Investment Company Act of 1940, can impact the Portfolio. The SEC recently amended Rule 2a-7 and other rules and forms related to money market funds. These amendments have affected and will affect the manner in which the Portfolio and other money market funds are structured and operated, and may impact Portfolio expenses, returns and liquidity. The degree to which a money market fund is impacted by the rule amendments depends upon the type of fund and type of investors (e.g., retail or institutional). The amendments have staggered compliance dates. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. As a result of these amendments, the Portfolio may be required to take certain steps that will impact and may adversely affect the Portfolio and the precise nature of such impact and effects have not yet been determined.

Repurchase Agreements Risk  — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The Portfolio will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Portfolio to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Portfolio could experience a loss.

An investment in the Municipal Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Municipal Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Performance

The following bar chart and table illustrate the risks of investing in Class A of the Municipal Portfolio. The bar chart shows changes in Class A’s performance from year to year. The table shows average annual total returns of Class A of the Municipal Portfolio. Of course, past performance is not necessarily an indication of how the Municipal Portfolio will perform in the future. For updated performance information, please call TD Ameritrade at (800) 669-3900 or visit TDAM at www.tdamusa.com .

YEAR-BY-YEAR ANNUAL RETURN as of 12/31 each year Municipal Portfolio — Class A

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.37% (for the quarter ended 3/31/08) and 0.00% (for the quarter ended 3/31/15), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/15
Average Annual Total Returns		Label	1 Year	5 Years	Since Inception	Inception Date
| | Class A	[1]	Municipal Portfolio – Class A	0.01%	0.01%	0.33%	May 25, 2007
[1]	As of 12/31/15, the 7-day yield for the Municipal Portfolio — Class A was 0.01%. As of 12/31/15, the tax-equivalent 7-day yield for the Municipal Portfolio — Class A was 0.01%.